Voya GNMA Income Fund Expense Example - Voya GNMA Income Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 334
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	722
Expense Example, with Redemption, 10 Years	1,304
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	510
Expense Example, with Redemption, 5 Years	883
Expense Example, with Redemption, 10 Years	1,929
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	744
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Class W
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	$ 783